Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) (CAP) and certain financial performance measures of the Company. For further information about how we align executive compensation with the Company’s performance, refer to Compensation Discussion and Analysis earlier in this Proxy Statement. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our NEOs, including with respect to RSUs and PSUs. Refer to the Other Compensation Tables earlier in this Proxy Statement for more information.

The following table sets forth the compensation for our PEO and the average compensation for our other NEOs, each as reported in the Summary Compensation Table (SCT) and with certain adjustments to reflect CAP. The table also provides information with respect to cumulative TSR, peer group cumulative TSR, net income, and the Company’s selected performance measure, Core ROTCE.

							Average Compensation Summary	Average Compensation	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO 1(a)	Compensation Actually Paid to PEO 1(b)	Summary Compensation Table Total for PEO 2(a)	Compensation Actually Paid to PEO 2(b)	Summary Compensation Table Total for PEO 3(a)	Compensation Actually Paid to PEO 3(b)	Table Total for Non-PEO Named Executive Officers(a)	Actually Paid to Non-PEO Named Executive Officers(b)	Total Shareholder Return ($)(c)	Peer Group Total Shareholder Return ($)(d)	Net Income ($ in bil)(e)	Core ROTCE(f)

2025	12,770,194	17,459,478	—	—	—	—	4,396,479	6,683,625	149	203	0.9	10.4%

2024	20,940,508	20,251,281	4,604,901	21,339,020	8,294,398	22,304,323	4,308,965	7,556,047	138	173	0.7	7.1%

2023	—	—	—	—	13,394,384	18,920,463	6,163,491	8,414,382	130	133	1.0	9.2%
	—	—	—	—

2022	—	—	—	—	14,439,223	4,257,400	4,163,136	1,912,795	87	118	1.7	18.5%

2021	—	—	—	—	15,545,746	21,790,378	4,555,956	6,064,788	164	132	3.1	23.1%

(a) Compensation for our 2025 PEO, Mr. Rhodes, reflects the amounts reported in the SCT for each respective year. Average compensation for our other NEOs in 2025 includes the following individuals: Mr. Hutchinson, Mr. Hall, Ms. Richard, and Mr. Timmerman. Compensation for our 2024 PEOs includes the following individuals: Mr. Rhodes (PEO 1), Mr. Timmerman (PEO 2), and Mr. J. Brown (PEO 3) (our former Chief Executive Officer). Average compensation for our other NEOs in 2024 includes the following individuals: Mr. Hutchinson, Ms. Mehlman, Ms. Richard, Ms. Patterson, Ms. Morais (our former President, Consumer & Commercial Banking), and Mr. Schugel (our former Chief Risk Officer). Mr. J. Brown was the sole PEO during fiscal year 2023, 2022, and 2021. Average compensation for our other NEOs in 2023 includes the following individuals: Ms. Morais, Mr. Timmerman, Mr. Hutchinson, Mr. Schugel, Mr. B. Brown and Mr. Stengel (our former Chief Legal Officer). Average compensation for our other NEOs in 2022 includes the following individuals: Ms. Morais, Mr. Timmerman, Mr. B. Brown, Mr. Stengel, and Ms. LaClair (our former Chief Financial Officer). Average compensation for our other NEOs in 2021 includes the following individuals: Ms. Morais, Mr. Timmerman, Mr. Stengel, and Ms. LaClair.

(b) Reflects CAP for the PEO and average CAP for our other NEOs, respectively, calculated as set forth in the table below in accordance with SEC rules. These amounts do not reflect the actual amount of compensation earned by or paid to the PEO and other NEOs during the applicable year. For information regarding the compensation decisions made by the CNGC for 2025, refer to Compensation Discussion and Analysis earlier in this Proxy Statement.

	PEO 2025	Other NEOs 2025

Total Compensation as Reported in SCT	12,770,194	4,396,479

Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	7,203,055	1,865,642

Plus Fiscal Year-End Fair Value for Awards Granted in the Covered Year and that were Outstanding and Unvested as of the End of the Covered Fiscal Year	8,351,929	2,136,533

Change in Fair Value of Outstanding Unvested Awards from Prior Years that were Outstanding as of the End of the Covered Fiscal Year	1,943,223	1,435,493

Change as of the Vesting Date in Fair Value of Awards from Prior Years that Vested in the Covered Fiscal Year	1,002,042	257,772

Plus Dividends Accumulated on Awards in the Covered Year Prior to the Vesting Date that are not Otherwise Included in Total Compensation for the Covered Year	595,145	300,814

Plus Fair Value as of the Vesting Date for Awards Granted and Vested in the Covered Year	—	22,176

Compensation Actually Paid	17,459,478	6,683,625

(c) TSR is cumulative for the measurement periods beginning on December 31, 2020, and ending on December 31 of each of 2021, 2022, 2023, 2024, and 2025 respectively, calculated in accordance with Item 201(e) of Regulation S-K.

(d) Represents cumulative TSR for the S&P Financials Index.

(e) Reflects GAAP net income as reported in the Company’s Consolidated Statement of Income in its 2021, 2022, 2023, 2024, and 2025 Annual Reports on Form 10-K.

(f) Ally has updated the calculation of Core ROTCE as of Q4 2025. This table reflects the updated methodology for all periods. This is a non-GAAP financial measure. Refer to Appendix A for applicable definitions and reconciliations.

Company Selected Measure Name	Core ROTCE
Named Executive Officers, Footnote	Average compensation for our other NEOs in 2024 includes the following individuals: Mr. Hutchinson, Ms. Mehlman, Ms. Richard, Ms. Patterson, Ms. Morais (our former President, Consumer & Commercial Banking), and Mr. Schugel (our former Chief Risk Officer). Mr. J. Brown was the sole PEO during fiscal year 2023, 2022, and 2021. Average compensation for our other NEOs in 2023 includes the following individuals: Ms. Morais, Mr. Timmerman, Mr. Hutchinson, Mr. Schugel, Mr. B. Brown and Mr. Stengel (our former Chief Legal Officer). Average compensation for our other NEOs in 2022 includes the following individuals: Ms. Morais, Mr. Timmerman, Mr. B. Brown, Mr. Stengel, and Ms. LaClair (our former Chief Financial Officer). Average compensation for our other NEOs in 2021 includes the following individuals: Ms. Morais, Mr. Timmerman, Mr. Stengel, and Ms. LaClair.
Peer Group Issuers, Footnote	(d) Represents cumulative TSR for the S&P Financials Index.
Adjustment To PEO Compensation, Footnote

(b) Reflects CAP for the PEO and average CAP for our other NEOs, respectively, calculated as set forth in the table below in accordance with SEC rules. These amounts do not reflect the actual amount of compensation earned by or paid to the PEO and other NEOs during the applicable year. For information regarding the compensation decisions made by the CNGC for 2025, refer to Compensation Discussion and Analysis earlier in this Proxy Statement.

	PEO 2025	Other NEOs 2025

Total Compensation as Reported in SCT	12,770,194	4,396,479

Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	7,203,055	1,865,642

Plus Fiscal Year-End Fair Value for Awards Granted in the Covered Year and that were Outstanding and Unvested as of the End of the Covered Fiscal Year	8,351,929	2,136,533

Change in Fair Value of Outstanding Unvested Awards from Prior Years that were Outstanding as of the End of the Covered Fiscal Year	1,943,223	1,435,493

Change as of the Vesting Date in Fair Value of Awards from Prior Years that Vested in the Covered Fiscal Year	1,002,042	257,772

Plus Dividends Accumulated on Awards in the Covered Year Prior to the Vesting Date that are not Otherwise Included in Total Compensation for the Covered Year	595,145	300,814

Plus Fair Value as of the Vesting Date for Awards Granted and Vested in the Covered Year	—	22,176

Compensation Actually Paid	17,459,478	6,683,625

Non-PEO NEO Average Total Compensation Amount	$ 4,396,479	$ 4,308,965	$ 6,163,491	$ 4,163,136	$ 4,555,956
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,683,625	7,556,047	8,414,382	1,912,795	6,064,788
Adjustment to Non-PEO NEO Compensation Footnote

(b) Reflects CAP for the PEO and average CAP for our other NEOs, respectively, calculated as set forth in the table below in accordance with SEC rules. These amounts do not reflect the actual amount of compensation earned by or paid to the PEO and other NEOs during the applicable year. For information regarding the compensation decisions made by the CNGC for 2025, refer to Compensation Discussion and Analysis earlier in this Proxy Statement.

	PEO 2025	Other NEOs 2025

Total Compensation as Reported in SCT	12,770,194	4,396,479

Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	7,203,055	1,865,642

Plus Fiscal Year-End Fair Value for Awards Granted in the Covered Year and that were Outstanding and Unvested as of the End of the Covered Fiscal Year	8,351,929	2,136,533

Change in Fair Value of Outstanding Unvested Awards from Prior Years that were Outstanding as of the End of the Covered Fiscal Year	1,943,223	1,435,493

Change as of the Vesting Date in Fair Value of Awards from Prior Years that Vested in the Covered Fiscal Year	1,002,042	257,772

Plus Dividends Accumulated on Awards in the Covered Year Prior to the Vesting Date that are not Otherwise Included in Total Compensation for the Covered Year	595,145	300,814

Plus Fair Value as of the Vesting Date for Awards Granted and Vested in the Covered Year	—	22,176

Compensation Actually Paid	17,459,478	6,683,625

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures

The following table sets forth an unranked list of performance measures that we view as the “most important” financial performance measures that we use for linking CAP to our NEOs performance for the most recently completed fiscal year.

Performance Measures
Core ROTCE
Total Shareholder Value
Adjusted Earnings Per Share
Total Adjusted Revenue
Core Pre-Tax Income
Net Interest Margin
Consolidated Net Charge-Offs

Total Shareholder Return Amount	$ 149	138	130	87	164
Peer Group Total Shareholder Return Amount	203	173	133	118	132
Net Income (Loss)	$ 900,000,000	$ 700,000,000	$ 1,000,000,000	$ 1,700,000,000	$ 3,100,000,000
Company Selected Measure Amount	0.104	0.071	0.092	0.185	0.231
Measure:: 1
Pay vs Performance Disclosure
Name	Core ROTCE
Non-GAAP Measure Description

(f) Ally has updated the calculation of Core ROTCE as of Q4 2025. This table reflects the updated methodology for all periods. This is a non-GAAP financial measure. Refer to Appendix A for applicable definitions and reconciliations.

Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Value
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share
Measure:: 4
Pay vs Performance Disclosure
Name	Total Adjusted Revenue
Measure:: 5
Pay vs Performance Disclosure
Name	Core Pre-Tax Income
Measure:: 6
Pay vs Performance Disclosure
Name	Net Interest Margin
Measure:: 7
Pay vs Performance Disclosure
Name	Consolidated Net Charge-Offs
Mr. Rhodes [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,770,194	$ 20,940,508	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 17,459,478	$ 20,251,281	0	0	0
PEO Name	Mr. Rhodes	Mr. Rhodes
Mr. Timmerman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 4,604,901	0	0	0
PEO Actually Paid Compensation Amount	0	$ 21,339,020	0	0	0
PEO Name		Mr. Timmerman
Mr. J. Brown [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	$ 8,294,398	13,394,384	14,439,223	15,545,746
PEO Actually Paid Compensation Amount	0	$ 22,304,323	$ 18,920,463	$ 4,257,400	$ 21,790,378
PEO Name		Mr. J. Brown
PEO | Mr. Rhodes [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,203,055)
PEO | Mr. Rhodes [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,351,929
PEO | Mr. Rhodes [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,943,223
PEO | Mr. Rhodes [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Rhodes [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,002,042
PEO | Mr. Rhodes [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	595,145
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,865,642)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,136,533
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,435,493
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,176
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	257,772
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 300,814